Subsequent Event	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Subsequent Event [Abstract]
Subsequent Event	14. Subsequent Events On April 25, 2012, the Company issued an 8% unsecured, bridge promissory note to Visser due upon demand in the amount of $300.
20. Subsequent Event

On January 17, 2012, February 27, 2012 and March 28, 2012, the Company issued an 8% unsecured, bridge promissory note to Visser Precision Cast, LLC ("Visser") due upon demand in the amount of $200, $200 and $350, respectively.  The promissory notes totaling $750 remain outstanding as of the filing date of this report.